Loans and Financing - Schedule of Debt Breakdown Per Currency (Detail) R$ in Thousands	Sep. 30, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Long term debt	R$ 16,136,455
Euro
Debt and Financial Instruments [Line Items]
Long term debt	180,859
US dollar
Debt and Financial Instruments [Line Items]
Long term debt	8,692,974
Brazilian reais
Debt and Financial Instruments [Line Items]
Long term debt	R$ 7,262,622